SUPPLEMENT DATED MAY 17, 2001
                              TO THE PROSPECTUS OF
                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                DATED MAY 1, 2001

The Prospectus is amended as follows:

I. On May 16, 2001, the board of directors of Templeton Institutional Funds, Inc., on behalf of the Emerging Fixed Income Markets Series (the "Fund"), expanded the Fund's non-fundamental investment policies to include a "benchmark index-plus" investment strategy. The new investment policy allows the Fund to use market index weightings in investing the Fund's assets when the Fund's manager believes it is advisable to do so. The Fund's benchmark index is the JP Morgan Emerging Bond Index Global and is described in the Fund's prospectus. The Board's recent action removes the Fund's non-fundamental investment policy limiting the Fund to invest no more than 5% of the Fund's total assets in Russian securities. Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. A description of investment risks of Russian securities is set forth in the Fund's statement of additional information beginning on page 11.

           Please keep this supplement for future reference.





                         SUPPLEMENT DATED MAY 17, 2001
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                      TEMPLETON INSTITUTIONAL FUNDS, INC.
                               DATED MAY 1, 2001

The statement of additional information is amended as follows:

I. On May 16, 2001, the board of directors of Templeton Institutional Funds, Inc., on behalf of the Emerging Fixed Income Markets Series (the "Fund"), expanded the Fund's non-fundamental investment policies to include a "benchmark index-plus" investment strategy. The new investment policy allows the Fund to use market index weightings in investing the Fund's assets when the Fund's manager believes it is advisable to do so.
The Fund's benchmark index is the JP Morgan Emerging Bond Index
Global and is described in the Fund's prospectus. The Board's recent action removes the Fund's non-fundamental investment policy limiting the Fund to invest no more than 5% of the Fund's total assets in Russian securities. A description of investment risks of Russian securities is set forth in the Fund's statement of additional information beginning on page 11.

II. The following sentence in the third paragraph under the "Non-Fundamental Investment Policies" section on page 5 is deleted:

 Emerging Fixed Income Markets Series will not invest more than 5% of its total assets in securities of Russian issuers.

               Please keep this supplement for future reference.